Note 17 - Financial Instruments (Details) - CAD	Nov. 30, 2017	Nov. 30, 2016
Financial Liabilities
Convertible debt, carrying amount	CAD 1,290,465	CAD 1,494,764
Convertible debt, fair value	CAD 1,316,386	CAD 1,500,000